Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 1,291,072	$ 5,071,690
Accounts receivable	60,004	189,239
Deferred compensation	20,133	53,034
Prepaids and other current assets	21,637	19,943
Total current assets	1,392,846	5,333,906
Property and equipment:
Equipment	1,531,494	1,209,656
Leasehold improvements	546,864	546,864
Accumulated depreciation	(608,630)	(300,445)
Property and equipment, net	1,469,728	1,456,075
Intangible assets, net	6,833	9,833
Right of use asset - operating	961,626	351,013
Other assets	13,014	13,014
Total assets	3,844,047	7,163,841
Current liabilities:
Accounts payable	317,237	461,797
Accrued expenses and other current liabilities	180,706	133,092
Lease liability, current portion	128,743	162,210
Total current liabilities	626,686	757,099
Lease liability, long term portion	941,200	296,452
Total liabilities	1,567,886	1,053,551
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value: 10,000,000 authorized, and none issued and outstanding at June 30, 2024 and 2023
Common stock, $0.0001 par value: 50,000,000 shares authorized, and 12,178,424 and 12,817,500 shares issued and outstanding at June 30, 2024 and 2023, respectively	1,218	1,282
Additional paid-in capital	15,899,304	15,171,074
Accumulated deficit	(13,624,361)	(9,062,066)
Total stockholders’ equity	2,276,161	6,110,290
Total liabilities and stockholders’ equity	$ 3,844,047	$ 7,163,841